Net financial income / (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Interests and gain on financial assets	€ 279	€ 793
Unrealized gains on financial assets	90	464
Foreign exchange gains	415	5,630
Financial income	783	6,886
Foreign exchange losses	(1,224)	(2,574)
Unrealized losses on financial assets	0	0
Paid Interests on financial liabilities	(170)	(229)
Financial expenses	(1,395)	(2,803)
Net financial income (loss)	€ (612)	€ 4,083